Submission	Apr. 28, 2026
Submission [Line Items]
Central Index Key	0001476034
Registrant Name	Metropolitan Bank Holding Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES